Document And Entity Information - shares	12 Months Ended
	Dec. 31, 2020	Mar. 30, 2021
Document Information Line Items
Entity Registrant Name	Lion Group Holding Ltd.
Trading Symbol	LGHL
Document Type	20-F/A
Current Fiscal Year End Date	--12-31
Amendment Flag	true
Amendment Description	This Amendment on Form 20-F/A is being filed by Lion Group Holding Ltd. as Amendment No. 1 to its annual report on Form 20-F for the fiscal year ended December 31, 2020, as filed with the Securities and Exchange Commission on March 31, 2021 (the “Original Filing”). As indicated under “Restatement Background” we have restated our audited 2020 financial statements to correct identified accounting errors related to the 2020 financial statements. This Amendment restates the Company's previously issued consolidated financial statements as of and for the year ended December 31, 2020. See Note 21 - Restatement of Previously Issued Audited and Unaudited Consolidated Financial Statements, in Item 17, Financial Statements, for additional information. This Amendment sets forth the 2020 consolidated financial statements, as restated to reflect these matters.
Entity Central Index Key	0001806524
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39301
Entity Address, Postal Zip Code	N/A
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Unit A-C, 33/F
Entity Address, Address Line Two	Tower A, Billion Center1 Wang Kwong Road
Entity Address, City or Town	Kowloon Bay
Entity Address, Country	HK
Title of 12(b) Security	Class A Ordinary Shares represented by American Depositary Shares (“ADSs”)
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Business Contact
Document Information Line Items
Entity Address, Postal Zip Code	10168
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Contact Personnel Name	Cogency Global Inc.
Entity Address, State or Province	NY
City Area Code	(212)
Local Phone Number	947-7200
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding		27,191,830
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding		9,843,096